Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Components of Other Comprehensive Income (Loss)
The components of other comprehensive income (loss), including reclassification adjustments by income statement line item, for the years ended December 31, were as follows:

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	(Income) loss attributable to NCI
Balance at December 31, 2019	$435.7	$(94.0)	$341.7	$360.8	$(16.4)	$(2.7)
Reclassification of disproportionate amounts[1]	3.4	(0.7)	2.7	0	0	2.7
Adjusted balance at December 31, 2019	439.1	(94.7)	344.4	360.8	(16.4)	0
Other comprehensive income (loss) before reclassifications:
Investment securities	1,557.2	(306.1)	1,251.1	1,251.1	0	0
Loss attributable to noncontrolling interest (NCI)	0	0	0	0	0	0
Total other comprehensive income (loss) before reclassifications	1,557.2	(306.1)	1,251.1	1,251.1	0	0
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net realized gains (losses) on securities	810.0	(145.4)	664.6	664.6	0	0
Interest expense	(1.1)	0.3	(0.8)	0	(0.8)	0
Total reclassification adjustment for amounts realized in net income	808.9	(145.1)	663.8	664.6	(0.8)	0
Total other comprehensive income (loss)	748.3	(161.0)	587.3	586.5	0.8	0
Balance at December 31, 2020	$1,187.4	$(255.7)	$931.7	$947.3	$(15.6)	$0
[1]Adjustment to reflect the change in value on (income) loss attributable to NCI in conjunction with the purchase transaction (See Note 15 - Redeemable Noncontrolling Interest for additional information).

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	(Income) loss attributable to NCI
Balance at December 31, 2018	$(153.0)	$32.1	$(120.9)	$(105.6)	$(17.2)	$1.9
Other comprehensive income (loss) before reclassifications:
Investment securities	825.8	(174.9)	650.9	650.9	0	0
Loss attributable to noncontrolling interest (NCI)	(5.9)	1.3	(4.6)	0	0	(4.6)
Total other comprehensive income (loss) before reclassifications	819.9	(173.6)	646.3	650.9	0	(4.6)
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net realized gains (losses) on securities	232.2	(47.7)	184.5	184.5	0	0
Interest expense	(1.0)	0.2	(0.8)	0	(0.8)	0
Total reclassification adjustment for amounts realized in net income	231.2	(47.5)	183.7	184.5	(0.8)	0
Total other comprehensive income (loss)	588.7	(126.1)	462.6	466.4	0.8	(4.6)
Balance at December 31, 2019	$435.7	$(94.0)	$341.7	$360.8	$(16.4)	$(2.7)

				Components of Changes in Accumulated Other Comprehensive Income (after tax)
(millions)	Pretax total accumulated other comprehensive income (loss)	Total tax (provision) benefit	After tax total accumulated other comprehensive income (loss)	Total net unrealized gains (losses) on securities	Net unrealized gains (losses) on forecasted transactions	(Income) loss attributable to NCI
Balance at December 31, 2017	$1,977.8	$(695.6)	$1,282.2	$1,295.0	$(14.8)	$2.0
Cumulative effect adjustment[1]	(2,006.0)	705.8	(1,300.2)	(1,300.2)	0	0
Reclassification of disproportionate amounts[2]	(4.3)	(3.4)	(7.7)	(1.1)	(3.2)	(3.4)
Adjusted balance at December 31, 2017	(32.5)	6.8	(25.7)	(6.3)	(18.0)	(1.4)
Other comprehensive income (loss) before reclassifications:
Investment securities	(224.1)	47.0	(177.1)	(177.1)	0	0
Loss attributable to noncontrolling interest (NCI)	4.3	(1.0)	3.3	0	0	3.3
Total other comprehensive income (loss) before reclassifications	(219.8)	46.0	(173.8)	(177.1)	0	3.3
Less: Reclassification adjustment for amounts realized in net income by income statement line item:
Net realized gains (losses) on securities	(98.3)	20.5	(77.8)	(77.8)	0	0
Interest expense	(1.0)	0.2	(0.8)	0	(0.8)	0
Total reclassification adjustment for amounts realized in net income	(99.3)	20.7	(78.6)	(77.8)	(0.8)	0
Total other comprehensive income (loss)	(120.5)	25.3	(95.2)	(99.3)	0.8	3.3
Total at December 31, 2018	$(153.0)	$32.1	$(120.9)	$(105.6)	$(17.2)	$1.9
[1]Reflects the fair value changes on equity securities as of December 31, 2017, which are reported as realized gains (losses) under the new accounting guidance. See Note 1 - Reporting and Accounting Policies for additional information.
[2]Reflects the effect of the change in U.S. federal tax rate on our available-for-sale fixed-maturity securities and our hedges on forecasted transactions as of December 31, 2017 (see Note 1 - Reporting and Accounting Policies for additional information) and the adjustment to reflect the change in value on (income) loss attributable to NCI in conjunction with the “put” transaction (see Note 15 - Redeemable Noncontrolling Interest for additional information).